Derivatives - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Liabilities	$ 10	$ 2
Level 3
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets	0	0
Derivative Liabilities	0	0
Cash Flow Hedging | Designated as cash flow hedges | Level 3
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Assets	0	7
Derivative Liabilities	$ 10	$ 2